Note 5 - Accounts Payable And Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Note 5 - Accounts Payable And Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following is a summary of the Company’s accounts payable and accrued liabilities:

	March 31, 2013	December 31, 2012
Accounts payable	$660,363	$432,436
Accrued payroll liabilities and related penalties	505,146	411,670
Accrued salary	103,936	143,167
Accrued interest	143,070	134,559
Other accruals	8,079	539
Total accounts payable and accrued liabilities	$1,420,594	$1,122,371

As of March 31, 2013 and December 31, 2012, the Company had accrued $505,146 and $411,670, respectively, pursuant to employment state and federal payroll tax liabilities and related penalties.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  A tax lien in the amount of $1,227 was filed against the Company on June 18, 2012 by the South Carolina Department of Revenue due to these delinquent payments.  Action by federal taxing authorities has not been initiated or threatened at this point.  There is no assurance, however, that such action will not be initiated in the future.

 NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following is a summary of the Company’s accounts payable and accrued liabilities at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Accounts payable	$432,436	$99,342
Accrued payroll liabilities and related penalties	411,670	125,239
Accrued salary	143,167	120,000
Accrued interest	134,559	64,670
Other accruals	539	59,217
Total accounts payable and accrued liabilities	$1,122,371	$468,468

As of December 31, 2012 and 2011, the Company had accrued $411,670 and $125,239, respectively, pursuant to employment state and federal payroll tax liabilities and related penalties.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  A tax lien in the amount of $1,227 was filed against the Company on June 18, 2012 by the South Carolina Department of Revenue due to these delinquent payments.  Action by federal taxing authorities has not been initiated or threatened at this point.  There is no assurance, however, that such action will not be initiated in the future.

During the year ended December 31, 2012, the Company wrote off $199,336 of accrued salary to and advances from Rhonda Vincent, former CFO, and $79,890 of payables to various vendors as such claims have passed the statute of limitations in Oklahoma, where the Company formerly conducted operations.  Other income of $279,226 was recorded in the statement of operations.

Yeso Med [Member]
Note 5 - Accounts Payable And Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 6 – PAYABLE TO YESO-MED

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed any order after July 2012.  As of March 31, 2013 and December 31, 2012, a payable was recorded to Yeso-med related to this minimum purchase requirement of $1,267,684 and $783,593, respectively. During the three months ended March 31, 2013, $484,091 was recorded as a loss on firm purchase commitments.

The payable to Yeso-med also included amounts due for product purchased of $208,501 and $208,258 as of March 31, 2013 and December 31, 2012, respectively, and amounts due for equipment purchased of $289,519 and $289,009 as of March 31, 2013 and December 31, 2012, respectively.

NOTE 6 – PAYABLE TO YESO-MED

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed any order after July 2012.  As of December 31, 2012, a payable was recorded to Yeso-med related to this minimum purchase requirement of $783,593. During the year ended December 31, 2012, $783,593 was recorded as a loss on firm purchase commitments.

The payable to Yeso-med also included amounts due for product purchased of $208,258 as of December 31, 2012 and amounts due for equipment purchased of $289,009 and $352,544 as of December 31, 2012 and 2011, respectively.